Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of revenue from contracts with customers [line items]
Contract assets	₩ 800,806	₩ 832,520
Contract liabilities	273,320	278,749
long term construction contract [Member]
Disclosure of revenue from contracts with customers [line items]
Contract assets	128,375	308,821
Contract liabilities	₩ 967,614	₩ 32,274